SCHEDULE OF REVENUES BY CONCENTRATION OF RISK (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenue		$ 10,629	$ 8,137	$ 511
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Tapaszto Optic [Member]
Concentration Risk [Line Items]
Revenue			$ 1,049	$ 386
Concentration risk percentage			13.00%	75.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Infar International [Member]
Concentration Risk [Line Items]
Revenue			$ 6,833	$ 125
Concentration risk percentage			84.00%	25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cross Optical [Member]
Concentration Risk [Line Items]
Revenue			$ 255
Concentration risk percentage			3.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Revenue			$ 8,137	$ 511
Concentration risk percentage			100.00%	100.00%